Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,491,828.30

Principal:
Principal Collections	$20,422,926.39
Prepayments in Full	$13,397,222.01
Liquidation Proceeds	$600,029.57
Recoveries	$79,063.64
Sub Total	$34,499,241.61
Collections	$36,991,069.91

Purchase Amounts:
Purchase Amounts Related to Principal	$489,901.09
Purchase Amounts Related to Interest	$2,774.40
Sub Total	$492,675.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,483,745.40

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,483,745.40
Servicing Fee	$599,230.47	$599,230.47	$0.00	$0.00	$36,884,514.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,884,514.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,884,514.93
Interest - Class A-3 Notes	$215,917.64	$215,917.64	$0.00	$0.00	$36,668,597.29
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$36,580,874.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,580,874.37
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$36,530,762.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,530,762.29
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$36,486,301.21
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,486,301.21
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$36,422,371.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,422,371.96
Regular Principal Payment	$33,406,249.74	$33,406,249.74	$0.00	$0.00	$3,016,122.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,016,122.22
Residuel Released to Depositor	$0.00	$3,016,122.22	$0.00	$0.00	$0.00
Total		$37,483,745.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,406,249.74
Total					$33,406,249.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,406,249.74	$66.55	$215,917.64	$0.43	$33,622,167.38	$66.98
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$33,406,249.74	$20.75	$462,142.97	$0.29	$33,868,392.71	$21.04

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$446,726,159.56	0.8898927	$413,319,909.82	0.8233464
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$690,466,159.56	0.4288503	$657,059,909.82	0.4081016

Pool Information
Weighted Average APR	4.396%	4.390%
Weighted Average Remaining Term	39.43	38.58
Number of Receivables Outstanding	44,244	43,129
Pool Balance	$719,076,562.70	$683,793,881.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$693,053,636.54	$659,118,146.59
Pool Factor	0.4385324	0.4170151

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$10,256,908.23
Yield Supplement Overcollateralization Amount	$24,675,735.32
Targeted Overcollateralization Amount	$26,733,972.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,733,972.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		139	$372,601.73
(Recoveries)		109	$79,063.64
Net Losses for Current Collection Period			$293,538.09
Cumulative Net Losses Last Collection Period			$6,934,016.71
Cumulative Net Losses for all Collection Periods			$7,227,554.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.90%	681	$13,024,947.68
61-90 Days Delinquent	0.14%	56	$986,074.38
91-120 Days Delinquent	0.06%	19	$427,479.46
Over 120 Days Delinquent	0.17%	53	$1,132,088.54
Total Delinquent Receivables	2.28%	809	$15,570,590.06

Repossession Inventory:
Repossessed in the Current Collection Period		30	$563,414.75
Total Repossessed Inventory		50	$1,103,337.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7946%
Preceding Collection Period			0.4245%
Current Collection Period			0.5022%
Three Month Average			0.5738%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3610%
Preceding Collection Period			0.2690%
Current Collection Period			0.2968%
Three Month Average			0.3089%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer